Trade and Other Payables - Summary of Unsecured Liabilities (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables [abstract]
Trade payables	$ 4,108,380	$ 2,651,984	$ 1,369,284
Sundry payables and accrued expenses	2,718,349	3,882,088	1,901,403
Employee entitlements	127,735
Total	$ 6,954,464	$ 6,534,072	$ 3,270,687